Other operating income	12 Months Ended
Mar. 31, 2023
Disclosure of Other Operating Income [Abstract]
Other operating income
31.
Other operating income

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Income from leases	80	68	60	1
Income from sale of emission reduction certificates	—	2,626	1,045	12
Total	80	2,694	1,105	13